Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive loss [Abstract]
Total unrealized (losses)/gains from hedging financial instruments	$ (437)	$ (3,501)	$ 8,107
Changes in fair value of financial instruments	(437)	(3,655)	7,230
Losses reclassified to income	0	(154)	(877)
Change in fair value of marketable securities	0	0	(79)
Gain on sale of marketable securities	$ 0	$ 0	$ 89